Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015
Entity Registrant Name	BREATHE ECIG CORP.
Entity Central Index Key	0001506503
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes